ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Sep. 30, 2025
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE, NET

	As of September 30,
	2024	2025	2025
	HKD	HKD	USD

Accounts receivable, at cost	$7,507,992	$25,071,163	$3,222,142
Less: allowance for expected credit losses	(55,341)	-	-
Accounts receivable, net	$7,452,651	$25,071,163	$3,222,142